Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 234,139	$ 252,780
Hero Wars
Revenue
Percentage of group's total revenues	92.00%	99.00%
US
Revenue
Revenue	$ 84,436	$ 81,385
Europe
Revenue
Revenue	55,729	53,485
Asia
Revenue
Revenue	57,421	68,367
Other
Revenue
Revenue	$ 36,553	$ 49,543